Not FDIC Insured May Lose Value No Bank Guarantee
38909-Q1PH

Schedules of Investments
(unaudited)
Putnam New Jersey Tax Exempt Income Fund 2
Notes to Schedule of Investments 7

Putnam New Jersey Tax Exempt Income Fund
Schedule of Investments (unaudited), August 31, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.3%
Alaska 1.1%
Alaska Industrial Development & Export Authority ,
Dena' Nena' Henash , Revenue , 2019 A , 5% , 10/01/32 ...................... $ 1,000,000 $ 1,056,158
Dena' Nena' Henash , Revenue , 2019 A , 5% , 10/01/33 ...................... 500,000 525,021
1,581,179
California 0.8%
Davis Joint Unified School District , GO , 2020 , BAM Insured , 3% , 8/01/38 .......... 1,400,000 1,192,021
Delaware 2.4%
Delaware River & Bay Authority ,
Revenue , 2022 , Refunding , 5% , 1/01/38 ................................. 410,000 438,781
Revenue , 2022 , Refunding , 5% , 1/01/40 ................................. 1,865,000 1,973,281
Revenue , 2024 A , 5% , 1/01/49 ........................................ 1,000,000 1,025,024
3,437,086
Illinois 0.9%
Illinois State Toll Highway Authority , Revenue, Senior Lien , 2024 A , Refunding , 5% ,
1/01/39 ......................................................... 1,200,000 1,278,895
Missouri 0.9%
Kansas City Industrial Development Authority , City of Kansas City Airport , Revenue ,
2020 A , 4% , 3/01/45 ................................................ 1,520,000 1,289,940
New Jersey 76.7%
Atlantic County Improvement Authority (The) ,
Stockton University , Revenue , 2021 A , AG Insured , 4% , 7/01/47 ............... 750,000 651,425
Stockton University , Revenue , 2021 A , AG Insured , 4% , 7/01/53 ............... 600,000 495,966
Camden County Improvement Authority (The) ,
a
Camden Prep, Inc. , Revenue , 144A, 2022 , 5% , 7/15/42 ..................... 1,180,000 1,147,192
County of Camden , Revenue , 2024 B , Refunding , 5% , 1/15/38 ................ 475,000 517,751
County of Camden , Revenue , 2024 B , Refunding , 5% , 1/15/39 ................ 250,000 269,679
County of Camden , Revenue , 2024 B , Refunding , 5% , 1/15/40 ................ 200,000 213,450
KIPP Cooper Norcross Obligated Group , Revenue , 2022 , 6% , 6/15/62 .......... 1,000,000 1,018,902
Casino Reinvestment Development Authority, Inc. ,
Revenue , 2024 A , Refunding , AG Insured , 5% , 11/01/40 ..................... 1,200,000 1,255,751
Revenue , 2024 A , Refunding , AG Insured , 5% , 11/01/41 ..................... 1,100,000 1,138,864
Revenue , 2024 A , Refunding , AG Insured , 5% , 11/01/42 ..................... 1,340,000 1,373,593
City of Atlantic City ,
GO , 2017 A , Refunding , BAM Insured , 5% , 3/01/42 ........................ 1,000,000 1,005,541
GO , 2017 B , Refunding , AG Insured , 5% , 3/01/37 .......................... 1,000,000 1,016,103
Essex County Improvement Authority ,
Friends of TEAM Academy Charter School Obligated Group , Revenue , 2021 , 4% ,
6/15/56 ........................................................ 1,500,000 1,207,436
a
North Star Academy Charter School of Newark, Inc. , Revenue , 144A, 2020 , 4% ,
7/15/40 ........................................................ 825,000 732,098
a
North Star Academy Charter School of Newark, Inc. , Revenue , 144A, 2024 A ,
Refunding , 5% , 7/15/54 ............................................ 500,000 464,723
a
North Star Academy Charter School of Newark, Inc. , Revenue , 144A, 2024 A ,
Refunding , 5% , 7/15/64 ............................................ 775,000 702,753
Gloucester County Improvement Authority (The) ,
Rowan University , Revenue , 2024 , BAM Insured , 5% , 7/01/54 ................ 3,000,000 3,024,191
b
Rowan University , Revenue , 2025 , Refunding , 5% , 7/01/44 .................. 225,000 231,147
Hudson County Improvement Authority ,
Revenue , 2019 , Refunding , 4% , 1/01/35 ................................. 800,000 810,518
County of Hudson , Revenue , 2020 , 3% , 10/01/35 .......................... 3,500,000 3,231,742
Jersey City Municipal Utilities Authority , Sewer Fund , Revenue , 2025 E , BAM
Insured , 5.75% , 10/15/55 ............................................ 750,000 813,431

Putnam New Jersey Tax Exempt Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
Monmouth County Improvement Authority (The) ,
Revenue , 2023 , 5% , 12/01/40 ........................................ $ 500,000 $ 541,266
Revenue , 2023 , 5% , 12/01/42 ........................................ 500,000 530,385
New Jersey Economic Development Authority ,
Foundation Academy Charter School A NJ Nonprofit Corp. , Revenue , 2018 A , 5% ,
7/01/38 ........................................................ 300,000 289,848
Foundation Academy Charter School A NJ Nonprofit Corp. , Revenue , 2018 A , 5% ,
7/01/50 ........................................................ 1,000,000 851,180
Friends of TEAM Academy Charter School Obligated Group , Revenue , 2013 , 6% ,
10/01/33 ....................................................... 905,000 906,351
Middlesex Water Co. , Revenue , 2019 , 4% , 8/01/59 ........................ 1,000,000 793,045
New Jersey Transit Corp. , Revenue , 2017 B , Refunding , 5% , 11/01/26 .......... 3,000,000 3,085,725
North Star Academy Charter School of Newark, Inc. , Revenue , 2017 , 5% , 7/15/47 . 1,000,000 941,877
Port Newark Container Terminal LLC , Revenue , 2017 , Refunding , 5% , 10/01/37 ... 1,750,000 1,763,455
Port Newark Container Terminal LLC , Revenue , 2017 , Refunding , 5% , 10/01/47 ... 1,015,000 961,657
Provident Group-Montclair Properties LLC , Revenue , 2017 , Refunding , AG Insured ,
5% , 6/01/37 .................................................... 1,750,000 1,769,006
Provident Group-Rowan Properties LLC , Revenue , 2015 A , 5% , 1/01/35 ......... 750,000 737,886
Seeing Eye, Inc. (The) , Revenue , 2017 , Refunding , 5% , 6/01/32 ............... 1,250,000 1,293,904
State of New Jersey , Revenue , 2016 A , 5% , 7/15/30 ........................ 1,000,000 1,019,458
State of New Jersey , Revenue , 2016 AAA , Pre-Refunded , 5% , 6/15/36 .......... 550,000 568,432
State of New Jersey , Revenue , 2019 MMM , Refunding , 4% , 6/15/35 ............ 1,000,000 1,000,874
State of New Jersey , Revenue , 2019 MMM , Refunding , 4% , 6/15/36 ............ 1,500,000 1,479,154
State of New Jersey , Revenue , 2022 A , 5.25% , 11/01/42 .................... 1,350,000 1,395,760
State of New Jersey , Revenue , 2024 SSS , Refunding , 5.25% , 6/15/39 .......... 1,250,000 1,339,569
UMM Energy Partners LLC , Revenue , 2012 A , 4.75% , 6/15/32 ................ 1,000,000 1,000,246
New Jersey Educational Facilities Authority ,
College of New Jersey (The) , Revenue , 2015 G , 5% , 7/01/30 ................. 616,000 616,967
Seton Hall University , Revenue , 2020 C , AG Insured , 4% , 7/01/50 ............. 250,000 218,054
State of New Jersey , Revenue , 2023 A , 5.25% , 9/01/53 ..................... 1,000,000 1,014,929
Stevens Institute of Technology International, Inc. , Revenue , 2017 A , Refunding , 5% ,
7/01/35 ........................................................ 1,200,000 1,225,020
Stevens Institute of Technology International, Inc. , Revenue , 2020 A , 4% , 7/01/50 . 3,000,000 2,485,336
Trustees of Princeton University (The) , Revenue , 2024 A-2 , 5% , 3/01/43 ........ 1,500,000 1,586,726
William Paterson University of New Jersey (The) , Revenue , 2021 C , AG Insured , 5% ,
7/01/32 ........................................................ 175,000 191,437
William Paterson University of New Jersey (The) , Revenue , 2021 C , AG Insured , 5% ,
7/01/33 ........................................................ 225,000 244,185
William Paterson University of New Jersey (The) , Revenue , 2021 C , AG Insured , 3% ,
7/01/34 ........................................................ 125,000 115,991
William Paterson University of New Jersey (The) , Revenue , 2021 C , AG Insured , 3% ,
7/01/35 ........................................................ 200,000 181,176
William Paterson University of New Jersey (The) , Revenue , 2021 C , AG Insured , 4% ,
7/01/38 ........................................................ 265,000 261,607
William Paterson University of New Jersey (The) , Revenue , 2021 C , AG Insured , 3% ,
7/01/40 ........................................................ 275,000 220,513
New Jersey Health Care Facilities Financing Authority ,
AHS Hospital Corp. , Revenue , 2008 A , 5% , 7/01/27 ........................ 5,000 5,005
Hackensack Meridian Health Obligated Group , Revenue , 2017 A , Refunding , 5% ,
7/01/35 ........................................................ 800,000 822,296
Inspira Health Obligated Group , Revenue , 2017 A , 5% , 7/01/42 ............... 1,000,000 992,654
Inspira Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% , 7/01/54 .... 1,000,000 1,020,628
RWJ Barnabas Health Obligated Group , Revenue , 2016 A , Refunding , 4% , 7/01/43 500,000 456,123
RWJ Barnabas Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 7/01/43 2,000,000 2,000,149
RWJ Barnabas Health Obligated Group , Revenue , 2021 A , 3% , 7/01/51 ......... 1,750,000 1,248,561
RWJ Barnabas Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
7/01/54 ........................................................ 1,000,000 1,032,180

Putnam New Jersey Tax Exempt Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, (continued)
St. Joseph's Healthcare System Obligated Group , Revenue , 2016 , Refunding , 5% ,
7/01/41 ........................................................ $ 2,015,000 $ 1,975,164
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2016 A ,
Refunding , 5% , 7/01/39 ............................................ 1,000,000 1,006,112
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/36 ........... 1,000,000 973,004
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/38 ........... 1,000,000 954,670
New Jersey Higher Education Student Assistance Authority ,
Revenue , 2025 1-C , Refunding , 5.5% , 12/01/55 ........................... 1,500,000 1,458,957
Revenue, Senior Lien , 2025 1-A , Refunding , 5% , 12/01/35 ................... 1,500,000 1,559,600
New Jersey Housing & Mortgage Finance Agency ,
Revenue , 2024 D-1 , GNMA Insured , 5.1% , 11/01/45 ........................ 500,000 500,928
Revenue , 2025 M , 5.05% , 10/01/45 .................................... 500,000 502,939
Forest Hill House Preservation Urban Renewal LLC , Revenue , 2024 A-1 , GNMA
Insured , 5% , 1/20/66 .............................................. 1,875,000 1,865,305
Montgomery Gateway Preservation LP , Revenue , 2025 A , FNMA Insured , 4.55% ,
5/01/41 ........................................................ 750,000 744,081
Single-family Home Mortgage , Revenue , 2018 A , Refunding , 4.5% , 10/01/48 ..... 395,000 402,207
New Jersey Infrastructure Bank , Revenue , 2022 A-2 , 5% , 9/01/52 ............... 500,000 512,817
New Jersey Institute of Technology ,
Revenue , 2025 A , Refunding , BAM Insured , 5% , 7/01/44 .................... 500,000 520,478
Revenue , 2025 A , Refunding , BAM Insured , 5.25% , 7/01/55 .................. 750,000 776,850
New Jersey Transportation Trust Fund Authority ,
c
State of New Jersey , Revenue , 2009 A , 3.7%, 12/15/33 ..................... 2,500,000 1,849,150
State of New Jersey , Revenue , 2015 AA , 5.25% , 6/15/41 .................... 2,000,000 2,000,558
State of New Jersey , Revenue , 2018 A , Refunding , 5% , 12/15/33 .............. 1,235,000 1,297,994
State of New Jersey , Revenue , 2018 A , Refunding , 5% , 12/15/34 .............. 1,000,000 1,044,269
State of New Jersey , Revenue , 2022 CC , Pre-Refunded , 5.5% , 6/15/50 ......... 500,000 588,679
State of New Jersey , Revenue , 2023 AA , Refunding , 4.25% , 6/15/44 ........... 1,000,000 909,725
State of New Jersey , Revenue , 2024 CC , 5.25% , 6/15/50 .................... 4,000,000 4,078,310
New Jersey Turnpike Authority ,
Revenue , 2017 G , Refunding , 5% , 1/01/37 ............................... 500,000 513,651
Revenue , 2019 A , 5% , 1/01/48 ........................................ 1,000,000 1,005,297
Revenue , 2024 B , 4.125% , 1/01/54 .................................... 1,000,000 868,357
Revenue , 2024 C , Refunding , 5% , 1/01/42 ............................... 1,000,000 1,045,199
Revenue , 2024 C , Refunding , 5% , 1/01/45 ............................... 1,500,000 1,542,662
Revenue , 2025 A , 5.25% , 1/01/55 ..................................... 1,250,000 1,297,563
c
North Bergen Township Municipal Authority ,
Revenue , 2007 , NATL Insured , 2.82%, 12/15/26 ........................... 1,000,000 964,811
Revenue , 2007 , NATL Insured , 2.87%, 12/15/27 ........................... 1,005,000 941,964
Passaic County Improvement Authority (The) ,
Community Charter School of Paterson, Inc. (The) , Revenue , 2024 A , 5% , 1/01/60 . 215,000 187,776
Paterson Arts & Science Charter School , Revenue , 2023 , 5.25% , 7/01/43 ........ 870,000 873,055
Paterson Charter School for Science and Technology, Inc. , Revenue , 2025 , 4.125% ,
7/01/33 ........................................................ 135,000 135,947
Paterson Charter School for Science and Technology, Inc. , Revenue , 2025 , 4.5% ,
7/01/40 ........................................................ 200,000 190,847
Paterson Charter School for Science and Technology, Inc. , Revenue , 2025 , 5% ,
7/01/44 ........................................................ 125,000 120,249
Salem County Improvement Authority ,
Stand Up for Salem, Inc. , Revenue , 2021 , Refunding , AG Insured , 4% , 8/15/37 ... 525,000 503,261
Stand Up for Salem, Inc. , Revenue , 2021 , Refunding , AG Insured , 4% , 8/15/42 ... 350,000 309,798
Stand Up for Salem, Inc. , Revenue , 2021 , Refunding , AG Insured , 4% , 8/15/48 ... 400,000 336,990
South Jersey Port Corp. , Revenue , 2017 B , 5% , 1/01/48 ...................... 875,000 840,368
South Jersey Transportation Authority ,
Revenue , 2020 A , 5% , 11/01/45 ....................................... 950,000 951,121
Revenue , 2022 A , 5.25% , 11/01/52 ..................................... 2,500,000 2,542,359

Putnam New Jersey Tax Exempt Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
South Jersey Transportation Authority, (continued)
Revenue , 2025 A , Refunding , BAM Insured , 4% , 11/01/39 ................... $ 1,700,000 $ 1,609,401
Revenue , 2025 A , Refunding , BAM Insured , 5% , 11/01/39 ................... 1,000,000 1,054,604
State of New Jersey ,
GO , 2020 A , 3% , 6/01/32 ............................................ 2,000,000 1,981,946
GO , 2020 A , 4% , 6/01/32 ............................................ 1,000,000 1,066,994
c
Sussex County Municipal Utilities Authority (The) , Revenue , 2008 B , AG Insured ,
3.11%, 12/01/30 ................................................... 1,500,000 1,277,342
Tobacco Settlement Financing Corp. ,
Revenue , 2018 A , Refunding , 5% , 6/01/36 ............................... 1,500,000 1,527,614
Revenue , 2018 B , Refunding , 5% , 6/01/46 ............................... 815,000 784,569
Township of Piscataway , GO , Refunding , 2% , 10/15/35 ....................... 650,000 524,812
Township of Union , GO , 2022 , 2% , 1/15/32 ................................ 1,120,000 997,075
111,048,300
New York 6.7%
Monroe County Industrial Development Corp. , Andrews Terrace Community Partners
LP , Revenue , 2023 A , FNMA Insured , 4.72% , 1/01/44 ....................... 600,000 584,516
Port Authority of New York & New Jersey ,
Revenue , 207th , Refunding , 5% , 9/15/29 ................................ 550,000 577,744
Revenue , 217th , 5% , 11/01/44 ........................................ 2,000,000 2,022,218
Revenue , 248th , Refunding , 5% , 1/15/55 ................................ 1,000,000 1,013,390
Revenue , 250 , Refunding , 5.25% , 10/15/51 .............................. 500,000 519,612
Revenue, Third Series , 93rd , 6.125% , 6/01/94 ............................ 5,000,000 5,008,675
9,726,155
Pennsylvania 0.4%
Delaware River Joint Toll Bridge Commission , Revenue , 2019 A , 5% , 7/01/44 ...... 500,000 504,682
Texas 2.8%
Bastrop Independent School District , GO , 2023 , PSF Guaranty , 5% , 2/15/53 ....... 2,600,000 2,625,243
a
Beaumont Housing Authority , Revenue, Senior Lien , 144A, 2025 A , 6.5% , 7/01/55 ... 300,000 283,851
Texas Water Development Board , State Water Implementation Revenue Fund for
Texas , Revenue , 2022 , 5% , 10/15/57 ................................... 1,100,000 1,107,802
4,016,896
Virgin Islands 0.2%
Matching Fund Special Purpose Securitization Corp. , United States Virgin Islands
Federal Excise Tax , Revenue , 2022 A , Refunding , 5% , 10/01/30 ............... 330,000 340,381
U.S. Territories 5.4%
American Samoa 0.3%
a
American Samoa Economic Development Authority , Revenue , 144A, 2021 A , 5% ,
9/01/38 ......................................................... 500,000 490,704
Guam 3.3%
Antonio B Won Pat International Airport Authority ,
Revenue , 2023 A , Refunding , 5.25% , 10/01/35 ............................ 265,000 279,483
Revenue , 2024 A , 5% , 10/01/34 ....................................... 100,000 104,954
Revenue , 2024 A , 5.25% , 10/01/35 .................................... 100,000 106,017
Revenue , 2024 A , 5.25% , 10/01/37 .................................... 175,000 183,012
Revenue , 2024 A , 5.25% , 10/01/38 .................................... 200,000 207,760
Antonio B. Won Pat International Airport Authority , Revenue , 2024 A , 5.25% , 10/01/40 200,000 205,632
Guam Government Waterworks Authority ,
Guam Waterworks Authority Water And Wastewater System , Revenue , 2024 A ,
Refunding , 5% , 1/01/46 ............................................ 535,000 528,337
Water And Wastewater System , Revenue , 2025 A , 5.25% , 7/01/50 ............. 600,000 603,191
Water And Wastewater System , Revenue , 2025 A , 5.5% , 7/01/55 .............. 900,000 917,157

Putnam New Jersey Tax Exempt Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 9 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Guam (continued)
Territory of Guam ,
Revenue , 2021 F , Refunding , 4% , 1/01/42 ............................... $ 1,400,000 $ 1,243,484
Hotel Occupancy Tax , Revenue , 2021 A , Refunding , 5% , 11/01/40 ............. 450,000 456,279
4,835,306
Puerto Rico 1.8%
Commonwealth of Puerto Rico ,
GO , 2022 A-1 , 4% , 7/01/37 .......................................... 850,000 789,526
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 500,000 435,346
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ...
1,500,000 1,347,042
2,571,914
Total U.S. Territories .................................................................... 7,897,924
Total Municipal Bonds (Cost $ 147,667,071 ) .....................................
142,313,459
a a a a
Short Term Investments 1.0%
Shares
a
Management Investment Companies 1.0%
d,e
Putnam Short Term Investment Fund , Class P , 4.566% ....................... 1,448,323 1,448,323
Total Management Investment Companies (Cost $ 1,448,323 ) .....................
1,448,323
Total Short Term Investments (Cost $ 1,448,323 ) .................................
1,448,323
a
Total Investments (Cost $ 149,115,394 ) 99.3% ...................................
$143,761,782
Other Assets, less Liabilities 0.7% .............................................
1,031,222
Net Assets 100.0% ...........................................................
$144,793,004
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the aggregate value of these securities was $3,821,321, representing 2.6% of net assets.
b
A portion or all of the security purchased on a delayed delivery basis.
c
The rate shown represents the yield at period end.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Putnam New Jersey Tax Exempt Income Fund

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Putnam New Jersey Tax Exempt Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act)
as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended August 31,
2025, the Fund held investments in affiliated management investment companies as follows:

Putnam New Jersey Tax Exempt Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam New Jersey Tax Exempt Income Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.566% ...... $6,332,027 $10,663,883 $(15,547,587) $— $— $1,448,323 1,448,323 $35,518
Total Affiliated Securities ... $6,332,027 $10,663,883 $(15,547,587) $— $— $1,448,323 $35,518
Level 1 Level 2 Level 3 Total
Putnam New Jersey Tax Exempt Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 142,313,459 $ — $ 142,313,459
Short Term Investments ................... 1,448,323 — — 1,448,323
Total Investments in Securities ........... $1,448,323 $142,313,459 $— $143,761,782
a
For detailed categories, see the accompanying Schedule of Investments.
3. Investments in Affiliated Management Investment Companies
(continued)

Putnam New Jersey Tax Exempt Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Selected Portfolio
AG
Assured Guaranty, Inc.
BAM
Build America Mutual Assurance Co.
FNMA
Federal National Mortgage Association
GNMA
Government National Mortgage Association
GO
General Obligation
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.